INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES

The local (United States) and foreign components of loss before income taxes were comprised of the following for the period ended March 31, 2022, March 31, 2021 and December 31, 2021, December 31, 2020:

	For the period ended March 31, 2022	For the period ended March 31, 2021		For the year ended December 31, 2021	For the year ended December 31, 2020
Tax jurisdictions from:
- Local	$-	$		$(87,800)	$(18,031)
- Foreign, representing Labuan	$(1,433)		$(42)	$20,070	$(87)
Malaysia	(22,852)		10,580	7,246	(240)
Profit/(loss) before income tax	$(24,285)		$10,538	$(60,484)	$(18,358)

For the year/period ended December 31, 2021 and December 31, 2020, the local (United States) and foreign components of loss before income taxes were comprised of the following:

	For the year ended December 31, 2021	For the period ended December 31, 2020

Tax jurisdictions from:
- Local	$(87,800)	$(18,031)
- Foreign, representing
Labuan	20,070	(87)
Malaysia	7,246	(240)
Loss before income tax	$(60,484)	$(18,358)

SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	For the period ended March 31, 2022	For the period ended March 31, 2021	For the year ended December 31, 2021	For the year ended December 31, 2020
Current
- Local	$-	$-	$-	$-
- Foreign, representing
- Labuan	$-	$-	$4,796	$-
- Malaysia	$-	$-	$-	$-
Deferred
- Local	$-	$-	$-	$-
- Foreign, representing
- Labuan	$-	$-	$-	$-
- Malaysia	$-	$-	$-	$-
Income tax expenses	$-	$-	$4,796	$-

The provision for income taxes consisted of the following:

	For the year ended December 31, 2021	For the period ended December 31, 2020

Current:
- Local	$-	$-
- Foreign, representing
- Labuan	$4,796	$-
- Malaysia	$-	$-
-Income tax expense	$4,796	$-

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of December 31, 2021 and December 31, 2020 :

	As of December 31, 2021	As of December 31, 2020
Deferred tax assets:
Net operating loss carry forwards
-United States of America	$17,564	$3,786
-Malaysia	-	41
	$17,564	$3,827
Less: valuation allowance	(17,564)	(3,827)
Deferred tax assets	$-	$-